Pacer Solactive Whitney Future of Warfare ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 4.3%
Alphabet, Inc. - Class C	79	$15,236
AT&T, Inc.	468	12,828
BT Group PLC	5,815	15,937
Charter Communications, Inc. - Class A (a)	39	10,505
Deutsche Telekom AG	346	12,466
Verizon Communications, Inc.	298	12,742
Vodafone Group PLC	13,822	15,003
		94,717

Consumer Discretionary - 1.9%
Amazon.com, Inc. (a)	69	16,154
Continental AG	163	14,029
Volkswagen AG	114	12,278
		42,461

Health Care - 0.6%
Lonza Group AG	19	13,384

Industrials - 63.1%(b)
Airbus Group SE	82	16,522
AMETEK, Inc.	76	14,049
BAE Systems PLC	2,833	67,633
Boeing Co. (a)	805	178,581
Bouygues SA	300	12,413
CAE, Inc. (a)	532	15,203
Carrier Global Corp.	213	14,616
Dover Corp.	75	13,585
Eaton Corp. PLC	45	17,312
Emerson Electric Co.	123	17,898
Ferrovial SE	277	14,235
Fortive Corp.	187	8,963
General Dynamics Corp.	522	162,660
Howmet Aerospace, Inc.	96	17,258
Illinois Tool Works, Inc.	54	13,822
Ingersoll Rand, Inc.	169	14,302
Johnson Controls International PLC	159	16,695
Kongsberg Gruppen ASA	442	13,301
L3Harris Technologies, Inc.	254	69,804
Leidos Holdings, Inc.	321	51,248
Leonardo SpA	255	13,796
Lockheed Martin Corp.	304	127,978
MTU Aero Engines AG	40	17,315
Northrop Grumman Corp.	217	125,124
Parker-Hannifin Corp.	22	16,102
Rheinmetall AG	8	15,891
Rockwell Automation, Inc.	52	18,289
Rolls-Royce Holdings PLC	1,317	18,683
RTX Corp.	1,163	183,254
Saab AB	288	15,749
Safran SA	51	16,899
Smiths Group PLC	532	16,558
Thales SA	46	12,415
Trane Technologies PLC	37	16,209
TransDigm Group, Inc.	9	14,476
Vertiv Holdings Co. - Class A	153	22,277
		1,401,115

Information Technology - 29.0%(b)
Adobe, Inc. (a)	36	12,877
Applied Materials, Inc.	85	15,305
Arista Networks, Inc. (a)	171	21,071
Cadence Design System, Inc. (a)	45	16,406
Capgemini SE	85	12,735
Cellebrite DI Ltd. (a)	660	9,227
CGI, Inc.	121	11,691
Cisco Systems, Inc.	229	15,590
Cloudflare, Inc. - Class A (a)	108	22,429
Cognizant Technology Solutions Corp. - Class A	178	12,773
Constellation Software, Inc.	4	13,830
Crowdstrike Holdings, Inc. (a)	31	14,092
Dassault Systemes SE	349	11,540
Datadog, Inc. - Class A (a)	129	18,057
Dell Technologies, Inc. - Class C	298	39,542
GlobalFoundries, Inc. (a)	364	13,610
Halma PLC	358	15,407
Hewlett Packard Enterprise Co.	796	16,469
Hexagon AB - Class B	1,359	15,031
International Business Machines Corp.	56	14,176
Keysight Technologies, Inc. (a)	90	14,752
KLA Corp.	19	16,702
Microsoft Corp.	33	17,606
Motorola Solutions, Inc.	30	13,169
Nokia OYJ	2,667	10,952
NVIDIA Corp.	120	21,344
Open Text Corp.	481	14,188
Oracle Corp.	93	23,601
Palantir Technologies, Inc. - Class A (a)	118	18,685
Palo Alto Networks, Inc. (a)	73	12,673
Ralliant Corp. (a)	61	2,789
Roper Technologies, Inc.	23	12,659
Sage Group PLC	814	13,142
salesforce.com, Inc.	48	12,400
Snowflake, Inc. - Class A (a)	81	18,104
Synopsys, Inc. (a)	44	27,617
Teradyne, Inc.	166	17,833
Trimble, Inc. (a)	208	17,449
Zebra Technologies Corp. (a)	52	17,629
Zscaler, Inc. (a)	61	17,419
		642,571

Materials - 1.0%
Air Liquide SA	63	12,460
Dow, Inc.	429	9,991
		22,451
TOTAL COMMON STOCKS (Cost $2,086,564)		2,216,699

TOTAL INVESTMENTS - 99.9% (Cost $2,086,564)		2,216,699
Other Assets in Excess of Liabilities - 0.1%		1,744
TOTAL NET ASSETS - 100.0%		$2,218,443
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Solactive Whitney Future of Warfare ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,216,699	$–	$–	$2,216,699
Total Investments	$2,216,699	$–	$–	$2,216,699

Refer to the Schedule of Investments for further disaggregation of investment categories.